Deferred Policy Acquisition Costs, Deferred Reinsurance Losses, Deferred Reinsurance Gains And Deferred Sales Inducements	12 Months Ended
Dec. 31, 2022
Deferred Charges, Insurers [Abstract]
Deferred Policy Acquisition Costs, Deferred Reinsurance Losses, Deferred Reinsurance Gains And Deferred Sales Inducements	DEFERRED POLICY ACQUISITION COSTS, DEFERRED REINSURANCE AND DEFERRED SALES INDUCEMENTS
Deferred Policy Acquisition Costs
The following tables show a rollforward for the lines of business that contain DAC balances, along with a reconciliation to the Company's total DAC balance:

	Fixed Annuities	Variable Annuities	Term Life	Variable / Universal Life	Total
	(in thousands)
Balance, January 1, 2021	$0	$0	$462,099	$2,030,983	$2,493,082
Capitalization	576	32,590	168,760	653,864	855,790
Amortization expense	(1,008)	(146,952)	(53,775)	(123,860)	(325,595)
Other(1)	84,913	3,921,094	0	24	4,006,031
Balance, December 31, 2021	$84,481	$3,806,732	$577,084	$2,561,011	$7,029,308
Capitalization	31,494	270,864	127,541	532,678	962,577
Amortization expense	(13,724)	(341,142)	(55,423)	(109,987)	(520,276)
Other(2)	0	0	(365)	(540,819)	(541,184)
Balance, December 31, 2022	$102,251	$3,736,454	$648,837	$2,442,883	$6,930,425
(1)    Includes the impact of the 2021 Variable Annuities Recapture as well as the assuming of DAC upon Affiliated Reinsurance Agreement with FLIAC within Fixed Annuities. See Note 1 and Note 11 for additional information.
(2)    Includes the impact of the reinsurance agreement with Lotus Re. See Note 11 for additional information.

2020
(in thousands)
Balance, beginning of year	$1,855,698
Capitalization of commissions, sales and issue expenses	758,469
Amortization-Impact of assumption and experience unlocking and true-ups	(27,844)
Amortization-All other	(112,718)
Change due to unrealized investment gains and losses	(39,861)
Other(1)	192
Balance, end of year	2,433,936
Transition adjustments(2)	59,146
Balance after transition, January 1, 2021	$2,493,082
(1)    Represents the impact of the January 1, 2020 adoption of ASU 2016-13.
(2)    Adjustments for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
Deferred Reinsurance Losses

The following tables show a rollforward for the lines of business that contain DRL balances, along with a reconciliation to the Company's total DRL balance:

	December 31, 2022
	Variable Annuities	Term Life	Total
	(in thousands)
Balance, beginning of period	$254,577	$78,426	$333,003
Amortization expense	(31,057)	(9,048)	(40,105)
Other	(5)	0	(5)
Balance, end of period	$223,515	$69,378	$292,893

	December 31, 2021
	Variable Annuities	Term Life	Total
	(in thousands)
Balance, beginning of period	$274,415	$87,932	$362,347
Amortization expense	(14,847)	(9,506)	(24,353)
Other	(4,991)	0	(4,991)
Balance, end of period	$254,577	$78,426	$333,003
Deferred Reinsurance Gains

The following tables show a rollforward for the lines of business that contain DRG balances, along with a reconciliation to the Company's total DRG balance:

	December 31, 2022
	Variable / Universal Life	Fixed Annuities	Total
		(in thousands)
Balance, beginning of period	$174,598	$78,138	$252,736
Amortization	(79,952)	(6,437)	(86,389)
Other(1)	1,340,312	(13,803)	1,326,509
Balance, end of period	$1,434,958	$57,898	$1,492,856
(1)    Includes $1,352 million deferred gain related to the reinsurance agreement with Lotus Re, entered into January 1, 2022.

	December 31, 2021
	Variable / Universal Life	Fixed Annuities	Total
		(in thousands)
Balance, beginning of period	$174,259	$0	$174,259
Amortization	(7,365)	(657)	(8,022)
Other(1)	7,704	78,795	86,499
Balance, end of period	$174,598	$78,138	$252,736
(1)    Includes the impact of the 2021 Variable Annuities Recapture.
Deferred Sales Inducements

The following table shows a rollforward of DSI balances for variable annuity products, which is the only line of business that contains a DSI balance, along with a reconciliation to the Company's total DSI balance:

	December 31, 2022	December 31, 2021
	Variable Annuities
	(in thousands)
Balance, beginning of period	$414,619	$0
Capitalization	676	167
Amortization expense	(33,791)	(17,885)
Other adjustments(1)	0	432,337
Balance, end of period	$381,504	$414,619
(1)    Other adjustments includes the impact of the 2021 Variable Annuities Recapture.